UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2008

Item 1. Reports to Stockholders

Annual report

Delaware Core Plus Bond Fund

July 31, 2008

Fixed income mutual fund

Table of contents

Portfolio management review	1

Performance summary	4

Disclosure of Fund expenses	8

Sector allocation and credit quality breakdown	10

Statement of net assets	12

Statement of operations	35

Statements of changes in net assets	36

Financial highlights	38

Notes to financial statements	48

Report of independent registered public accounting firm	61

Other Fund information	62

Board of trustees/directors and officers addendum	68

About the organization	76

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

©2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Core Plus Bond Fund	Aug. 12, 2008

The managers of Delaware Core Plus Bond Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended July 31, 2008.

How did the Fund perform?

Delaware Core Plus Bond Fund returned +4.18% at net asset value and -0.46% at maximum offer price (both figures represent Class A shares with distributions reinvested) for the fiscal year ended July 31, 2008. For the same period, the Lehman Brothers U.S. Aggregate Index returned +6.15%. Complete, annualized performance for Delaware Core Plus Bond Fund is shown in the table on page 4.

Please describe the broad investment environment during the year from your perspective.

The annual period presented an extraordinarily challenging investment environment. The period began amid a deepening slump in U.S. home prices coupled with a rising rate of foreclosures. We believe these circumstances caused the general loss of confidence in the value of the collateral that backs many types of debt. Investor doubt effectively crippled the global credit markets, making credit extremely difficult to obtain for individuals and corporations. The issues in the credit markets compounded further during the year, as many investors also lost faith in the relevance of credit ratings on all types of debt.

Such hazardous conditions continued with only limited interruptions throughout the reporting period. Home prices continued to swoon, and home sales gradually declined. Banks and other financial services companies experienced massive write-downs primarily because of their exposure to the failing subprime housing market. In our opinion, the difficult state of affairs seemed to climax in the much-publicized March 2008 bailout of investment bank Bear Stearns by J.P. Morgan, with assistance (a $29 billion lending agreement) from the Federal Reserve.

Yields on corporate bonds had risen to approximately 2.70% above risk-free Treasury yields just prior to the bailout (corporate bond yields have averaged 1.05% above Treasurys during the past 15 years). Meanwhile, yields on investment grade financial companies, which were at the epicenter of the credit crisis, reached approximately 3.50% above that of Treasurys. These figures are important because a bond’s yield moves in the opposite direction to its price. Therefore, as their yields increased, the sector’s bond prices decreased in value.

What was the Federal Reserve’s reaction to these conditions?

The Federal Reserve was very active throughout the year. It employed both traditional and innovative measures in an attempt to energize and bring confidence back to the credit markets. The Federal Open Market Committee (FOMC) lowered the fed funds rate — the rate at which banks lend to each other overnight — on seven different occasions during the period, from 5.25% down to 2.00%. Among the seven times the FOMC lowered the fed funds rate, it took the unusual step of dropping rates by a full three-quarters of a percentage point on two separate occasions.

In addition, the Fed established a plan for biweekly emergency auctions of loans to banks

The views expressed are current as of the date of this report and are subject to change.
Data for this portfolio management review were provided by Bloomberg.

Portfolio management review
Delaware Core Plus Bond Fund

and, along with central banks around the world, provided major markets with virtually unlimited liquidity early during the reporting period. In a rather dramatic departure from its normal operations, the Fed also provided financing sources to major broker/dealers in the wake of the Bear Stearns bailout.

We believe the Fed’s actions buoyed the credit markets at various times throughout the period. The most notable respite from the difficult environment took place in April and May 2008, when fixed income markets staged a significant recovery during which the non-Treasury sectors outpaced their more conservative government-issued peers. Beginning in June, however, much of the gain from the previous months was lost, and investors turned their focus to the longstanding weakness in the housing market, the U.S. economy, and rising inflationary conditions.

How did the Fund react to market conditions?

Through the use of fundamental research, our fixed income analysts identified early signs that the development of the credit crunch was leading to a squeeze on liquidity. In addition, our traders saw a clear shift to less liquid conditions in the new issues as well as in the secondary markets. This shift prompted us to attempt to eliminate weaker, less liquid positions in our portfolios in an expeditious manner.

As a general strategy for much of the year, we aimed to move the Fund into higher-quality securities and improve liquidity to avoid the most treacherous market conditions.

The Fund began the reporting period underweight versus the index in government bonds. As the credit markets approached the height of their troubles in January 2008, however, we had doubled the Fund’s position in government securities, from approximately 9% to slightly more than 18% of Fund assets. We also gradually increased the Fund’s position in high grade corporate bonds by about 5% during the year. We added to positions in both areas by paring back high yield bond holdings and those of bonds backed by bank loans that had ratings below investment grade.

We reduced the Fund’s positions in both mortgage-backed securities and commercial mortgage-backed securities early during the period. These securities were at the epicenter of the credit crisis. Also at the beginning of the reporting period, we employed a hedge strategy designed to mitigate the impact of the declining subprime mortgage sector. By “betting against” the performance of an index that tracks subprime mortgages, the Fund benefited because many subprime mortgages either went unpaid or ended up in foreclosure.

Although our general strategy involved moving the Fund toward a more conservative posture, we also cautiously began adding to the Fund’s lower-quality credit exposure shortly after the March bailout of Bear Stearns. We believed the opportunity appeared right at that time to take advantage of what we felt were long-term value opportunities. Credit spreads had widened, and improvements in liquidity and sentiment began to take shape following the Federal Reserve’s aggressive actions.

We specifically began to trim our positions in government securities and bolster Fund positions once again in agency mortgages (both fixed-rate and adjustable-rate mortgages) as well as high yield bonds. We also trimmed the hedge we had in place in the subprime mortgage sector.

How did the strategy and positioning of the Fund influence Fund performance?

Investors’ aversion to risk for a large part of the reporting period meant all but the safest credits lost value. Although we increased the Fund’s allocation to Treasurys and other conservative securities rather aggressively during the reporting period, its heavy exposure to the non-Treasury securities (greater than 80% throughout the year) diminished its performance. Fortunately, the Fund’s exposure to Treasury inflation-protected securities (TIPS) helped boost performance because the marked increase in energy prices beginning in late 2007 translated into improved returns among inflation-protected securities.

The Fund’s hefty exposure to the spread, or non-Treasury, sectors also hurt its performance. We reduced the Fund’s holdings in lower-rated corporate bonds during the reporting period, though its exposure to those bonds, particularly within the financial sector, detracted from Fund performance. The Fund’s allocation to non-government agency mortgage-backed securities also detracted from performance as credit and liquidity conditions deteriorated in the mortgage market.

Within the “plus” sectors of the Fund, the high yield bond market generated negative returns during the reporting period and detracted from the Fund’s performance. Our exposure to developed foreign bonds, however, contributed positively to performance versus the index. The dollar’s decline versus all major foreign currencies boosted performance for dollar-based investors in the international fixed income markets.

Fund basics
Delaware Core Plus Bond Fund		As of July 31, 2008
Fund objective:	The Fund seeks maximum long-term total return, consistent with reasonable risk.
Total Fund net assets:	$116 million
Number of holdings:	371
Fund start date:	Aug. 16, 1985
	Nasdaq symbols	CUSIPs
Class A	DEGGX	246094205
Class B	DEGBX	246094601
Class C	DUGCX	246094700
Class R	DUGRX	246094809
Institutional Class	DUGIX	246094502

Performance summary
Delaware Core Plus Bond Fund	July 31, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Core Plus Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through July 31, 2008
	1 year	5 years	10 years	Lifetime
Class A (Est. Aug. 16, 1985)
Excluding sales charge	+4.18%	+3.34%	+4.54%	+6.12%
Including sales charge	-0.46%	+2.40%	+4.06%	+5.91%
Class B (Est. May 2, 1994)
Excluding sales charge	+3.40%	+2.60%	+3.95%	+4.64%
Including sales charge	-0.58%	+2.35%	+3.95%	+4.64%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+3.40%	+2.60%	+3.79%	+4.13%
Including sales charge	+2.40%	+2.60%	+3.79%	+4.13%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown in the Fund performance chart above and in the Performance of a $10,000 Investment chart on page 7. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such a fee is currently subject to a contractual cap of 0.25% of average daily net assets through Nov. 30, 2008.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges, as described in the prospectus. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. (Please see the prospectus for additional information on Class B purchase and sales charges.)

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

The average annual total returns for the 1-year, 3-year, 5-year, and lifetime (since June 2, 2003) periods ended July 31, 2008, for Delaware Core Plus Bond Fund Class R shares were +3.92%, +2.50%, +3.06%, and +2.20%, respectively.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through Nov. 30, 2008.

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (since Aug. 16, 1985) periods ended July 31, 2008, for Delaware Core Plus Bond Fund Institutional Class shares were +4.44%, +3.63%, +4.84%, and +6.39%, respectively.

Institutional Class shares were first made available June 1, 1992, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to June 1, 1992, is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table on the previous page and the graph on page 7 do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Board of Trustees has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. The 12b-1 fees are currently subject to a contractual fee cap of 0.25% of average daily net assets through Nov. 30, 2008. As of July 31, 2008, the distribution service fee after waivers was 0.25%.

High yielding noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. Adverse conditions may affect the issuer’s ability to pay interest and principal on these securities.

Performance summary
Delaware Core Plus Bond Fund

Investments in foreign bonds have special risks, which include currency fluctuations, economic and political change, and differing accounting standards. The Fund may utilize futures, swaps, and foreign currency contracts for defensive strategy purposes to project or minimize the impact of potential changes.

Fund investments are subject to the risk that portfolio holdings, particularly longer-maturity bonds, will decrease in value if interest rates rise.

The Fund will also be affected by prepayment risk due to its holdings of mortgage-backed securities. With prepayment risk, when homeowners prepay mortgages during periods of low interest rates, the Fund may be forced to redeploy its assets in lower yielding securities.

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives may also involve additional expenses.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability for investors.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the table below. Management has contracted to reimburse expenses and/or waive its management fees from Dec. 1, 2007, through Nov. 30, 2008. Please see the most recent prospectus for additional information on the fee waivers.

Fund expense ratios
	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	1.30%	2.00%	2.00%	1.60%	1.00%
Net expense ratio
(including fee waivers, if any)*	0.95%	1.70%	1.70%	1.20%	0.70%

*The applicable fee waivers are discussed on pages 4, 5, and 6.

Performance of a $10,000 investment
Average annual total returns from July 31, 1998, through July 31, 2008

For period beginning July 31, 1998, through July 31, 2008	Starting value	Ending value
Lehman Brothers U.S. Aggregate Index	$10,000	$17,327
Delaware Core Plus Bond Fund — Class A Shares	$9,550	$14,867

The chart assumes $10,000 invested in the Fund on July 31, 1998, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please see pages 4, 5, and 6 for additional details on these fees.

Performance of other Fund classes will vary due to different charges and expenses. The chart does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The chart also assumes $10,000 invested in the Lehman Brothers U.S. Aggregate Index as of July 31, 1998. The Lehman Brothers U.S. Aggregate Index, sometimes also referred to as the Lehman Brothers Aggregate Bond Index, is a broad composite of more than 9,000 securities that tracks the investment grade domestic bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company.

Disclosure of Fund expenses
For the period February 1, 2008 to July 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008 to July 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Core Plus Bond Fund
Expense Analysis of an Investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/08	7/31/08	Expense Ratio	2/1/08 to 7/31/08*
Actual Fund return
Class A	$1,000.00	$984.10	0.95%	$4.69
Class B	1,000.00	980.40	1.70%	8.37
Class C	1,000.00	980.40	1.70%	8.37
Class R	1,000.00	982.90	1.20%	5.92
Institutional Class	1,000.00	985.30	0.70%	3.46
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.14	0.95%	$4.77
Class B	1,000.00	1,016.41	1.70%	8.52
Class C	1,000.00	1,016.41	1.70%	8.52
Class R	1,000.00	1,018.90	1.20%	6.02
Institutional Class	1,000.00	1,021.38	0.70%	3.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Sector allocation and credit quality breakdown
Delaware Core Plus Bond Fund	As of July 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	7.29%
Agency Mortgage-Backed Securities	31.65%
Agency Obligations	2.42%
Commercial Mortgage-Backed Securities	4.75%
Convertible Bonds	0.18%
Corporate Bonds	25.21%
Banking	3.11%
Basic Industries	2.00%
Brokerage	1.20%
Capital Goods	0.50%
Communications	4.40%
Consumer Cyclical	1.61%
Consumer Non-Cyclical	3.59%
Electric	1.81%
Energy	1.68%
Finance Companies	0.99%
Insurance	1.88%
Natural Gas	0.67%
Real Estate	0.45%
Technology	0.54%
Transportation	0.78%
Foreign Agencies	0.85%
Municipal Bonds	1.57%
Non-Agency Asset-Backed Securities	11.53%
Non-Agency Collateralized Mortgage Obligations	9.48%
Regional Agency	0.33%
Regional Authority	0.23%
Senior Secured Loans	1.17%
Sovereign Debt	4.78%
Supranational Banks	1.44%
U.S. Treasury Obligations	1.55%
Convertible Preferred Stock	0.09%

Sector	Percentage of net assets
Preferred Stock	0.55%
Repurchase Agreements	1.13%
Securities Lending Collateral	3.57%
Total Value of Securities	109.77%
Obligation to Return Securities Lending Collateral	(3.57%)
Liabilities Net of Receivables and Other Assets	(6.20%)
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)
AAA	66.48%
AA	5.77%
A	10.66%
BBB	12.79%
BB	2.60%
B	1.55%
CCC	0.15%
Total	100.00%

Statement of net assets
Delaware Core Plus Bond Fund	July 31, 2008

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 7.29%
Fannie Mae
Series 1988-15 A 9.00% 6/25/18	USD	1,346	$1,466
Series 1996-46 ZA 7.50% 11/25/26		168,548	177,014
Series 2002-83 GH 5.00% 12/25/17		465,000	459,007
Series 2005-67 EY 5.50% 8/25/25		115,000	107,784
Series 2005-110 MB 5.50% 9/25/35		1,264,452	1,291,180
•Series 2006-M2 A2F 5.259% 5/25/20		705,000	679,397
Fannie Mae Grantor Trust
Series 2001-T10 A1 7.00% 12/25/41		216,306	226,882
Series 2002-T1 A2 7.00% 11/25/31		120,491	126,570
Fannie Mae Interest Strip
Series 35-2 12.00% 7/1/18		79,806	88,412
Series C-2 12.00% 5/1/09		14,924	14,854
Series D-2 11.00% 4/1/09		10	10
Series F-2 11.50% 5/1/09		4,785	4,844
Series H-2 11.50% 5/1/09		7,544	6,699
Series J-1 7.00% 11/1/10		2,437	2,476
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.50% 2/25/42		125,004	131,665
Series 2004-W9 2A1 6.50% 2/25/44		156,404	163,889
Freddie Mac
Series 2552 KB 4.25% 6/15/27		64,519	64,524
Series 2557 WE 5.00% 1/15/18		300,000	297,247
Series 2662 MA 4.50% 10/15/31		261,558	260,993
Series 3005 ED 5.00% 7/15/25		265,000	250,246
¥Series 3022 MB 5.00% 12/15/28		615,000	620,835
Series 3063 PC 5.00% 2/15/29		900,000	909,532
Series 3113 QA 5.00% 11/15/25		291,928	295,361
Series 3131 MC 5.50% 4/15/33		200,000	202,191
Series 3173 PE 6.00% 4/15/35		325,000	329,499
Series 3337 PB 5.50% 7/15/30		215,000	217,850
•Freddie Mac Reference
Series R008 FK 2.58% 7/15/23		535,326	523,896
wFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42		44,880	48,091
Series T-58 2A 6.50% 9/25/43		899,029	943,766
Total Agency Collateralized Mortgage Obligations
(cost $8,466,607)			8,446,180

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities – 31.65%
Fannie Mae
5.50% 1/1/13	USD	258,990	$259,502
10.50% 6/1/30		11,344	13,070
•Fannie Mae ARM
5.051% 8/1/35		375,946	371,745
5.129% 11/1/35		197,396	198,310
5.221% 3/1/38		434,195	433,194
5.228% 3/1/38		283,592	282,735
5.398% 4/1/36		250,145	253,024
5.862% 4/1/36		1,361,494	1,381,709
5.873% 9/1/37		398,834	406,384
5.973% 8/1/37		429,488	434,535
6.134% 6/1/36		677,364	692,177
6.162% 7/1/36		547,777	559,436
6.287% 7/1/36		573,328	585,018
6.326% 8/1/36		350,861	358,958
Fannie Mae Relocation 30 yr
5.00% 9/1/33 to 11/1/33		1,285,885	1,236,234
Fannie Mae S.F. 15 yr
4.50% 6/1/23		1,254,286	1,203,086
5.00% 5/1/21		344,220	341,201
5.50% 4/1/23		541,592	543,951
6.00% 8/1/22		669,813	684,989
6.50% 6/1/16		21	22
8.00% 10/1/16		224,053	235,715
Fannie Mae S.F. 15 yr TBA 5.00% 8/1/23		2,425,000	2,381,047
Fannie Mae S.F. 30 yr
¥5.50% 9/1/36 to 7/1/37		5,029,760	4,928,488
6.00% 11/1/37 to 12/1/37		3,241,514	3,259,970
6.50% 8/1/37 to 1/1/38		4,372,667	4,495,175
8.00% 2/1/30		22,859	24,681
10.00% 7/1/20 to 2/1/25		372,616	415,138
Fannie Mae S.F. 30 yr TBA
5.50% 8/1/38		1,680,000	1,643,776
6.00% 8/1/38		2,615,000	2,626,440
•Freddie Mac ARM
5.514% 8/1/36		336,880	341,887
5.677% 7/1/36		165,466	167,878
5.821% 10/1/36		459,050	463,169

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac Relocation 15 yr 3.50% 10/1/18	USD	299,863	$275,428
Freddie Mac Relocation 30 yr 5.00% 9/1/33		1,683,646	1,617,626
Freddie Mac S.F. 15 yr 5.00% 6/1/18		158,642	157,295
Freddie Mac S.F. 30 yr
8.00% 5/1/11 to 5/1/31		215,043	232,212
8.50% 12/1/09		1,829	1,897
10.00% 1/1/19		19,025	21,562
11.50% 6/1/15 to 3/1/16		71,517	80,724
Freddie Mac S.F. 30 yr TBA
5.00% 8/15/38		1,935,000	1,835,831
5.50% 8/1/38		400,000	391,000
GNMA I GPM
11.00% 3/15/13		23,200	25,687
12.25% 3/15/14		9,054	10,333
GNMA I S.F. 15 yr 6.50% 7/15/14		64,306	66,604
GNMA I S.F. 30 yr
7.50% 1/15/32		26,508	28,458
8.00% 5/15/30		38,978	42,627
9.50% 10/15/19 to 3/15/23		65,031	71,982
10.00% 9/15/18		11,312	12,712
11.00% 12/15/09 to 9/15/15		55,695	60,542
11.50% 7/15/15		4,997	5,697
12.00% 12/15/12 to 11/15/15		146,262	167,578
12.50% 5/15/10 to 1/15/16		54,455	62,199
GNMA II GPM 10.75% 3/20/16		7,091	7,964
GNMA II S.F. 30 yr
7.50% 9/20/30		34,481	36,882
8.00% 6/20/30		19,318	21,049
10.00% 11/20/15 to 6/20/21		49,798	56,137
10.50% 3/20/16 to 2/20/21		67,262	76,379
11.00% 5/20/15 to 7/20/19		1,321	1,489
12.00% 3/20/14 to 5/20/15		10,127	11,434
12.50% 10/20/13 to 7/20/15		54,780	61,812
Total Agency Mortgage-Backed Securities
(cost $36,768,304)			36,663,784

	Principal amount°		Value (U.S. $)
Agency Obligations – 2.42%
Fannie Mae
¥*3.625% 2/12/13	USD	690,000	$680,900
*3.875% 7/12/13		245,000	243,556
*4.625% 10/15/13		1,050,000	1,078,695
^5.48% 10/9/19		350,000	182,608
Freddie Mac 5.50% 8/23/17		300,000	319,342
*Tennessee Valley Authority 4.875% 1/15/48		315,000	293,381
Total Agency Obligations (cost $2,814,651)			2,798,482

Commercial Mortgage-Backed Securities – 4.75%
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.316% 6/10/39		275,000	272,714
•Series 2006-3 A4 5.889% 7/10/44		135,000	129,877
Series 2006-4 A4 5.634% 7/10/46		445,000	420,845
•Series 2007-3 A4 5.658% 6/10/49		250,000	230,953
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14 A4 5.201% 12/11/38		300,000	274,643
•Series 2007-PW16 A4 5.712% 6/11/40		140,000	130,141
•Series 2007-T28 A4 5.742% 9/11/42		295,000	272,234
•#Credit Suisse First Boston Mortgage Securities
Series 2001-SPGA A2 144A 6.515% 8/13/18		1,505,000	1,543,085
•Credit Suisse Mortgage Capital Certificates
Series 2006-C1 AAB 5.552% 2/15/39		115,000	112,111
@•#Goldman Sachs Mortgage Securities II
Series 2006-RR3 A1S 144A 5.659% 7/18/56		310,000	189,100
Greenwich Capital Commercial Funding
•Series 2004-GG1 A7 5.317% 6/10/36		170,000	165,474
Series 2007-GG9 A4 5.444% 3/10/39		235,000	214,426
JPMorgan Chase Commercial Mortgage
Securities Series 2006-LDP9 A2
5.134% 5/15/47		170,000	155,549
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38		610,000	606,427
•Morgan Stanley Capital I
Series 2007-T27 A4 5.65% 6/13/42		145,000	134,267
#Tower 144A
Series 2006-1 B 5.588% 2/15/36		130,000	125,161
Series 2006-1 C 5.707% 2/15/36		195,000	182,126

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30 A3 5.246% 12/15/43	USD	355,000	$343,017
Total Commercial Mortgage-Backed Securities
(cost $5,854,478)			5,502,150

Convertible Bonds – 0.18%
•Wyeth 2.621% 1/15/24 exercise price $60.09,
expiration date 1/15/24		205,000	205,636
Total Convertible Bonds (cost $219,350)			205,636

Corporate Bonds – 25.21%
Banking – 3.11%
Bank of America
4.90% 5/1/13		295,000	286,007
•8.00% 12/29/49		80,000	73,918
Bank of New York Mellon 4.50% 4/1/13		550,000	529,786
BB&T 5.25% 11/1/19		25,000	20,846
Branch Banking & Trust 5.625% 9/15/16		250,000	223,905
#CoBank 144A 7.875% 4/16/18		250,000	243,808
JPMorgan Chase Capital XXV 6.80% 10/1/37		295,000	249,967
#National Australia Bank 144A 5.35% 6/12/13		470,000	470,006
PNC Bank 6.875% 4/1/18		250,000	246,912
Silicon Valley Bank 5.70% 6/1/12		250,000	230,656
U.S. Bank North America
4.80% 4/15/15		140,000	135,555
4.95% 10/30/14		250,000	247,252
•USB Capital IX 6.189% 4/15/49		385,000	269,651
Wells Fargo 5.625% 12/11/17		85,000	81,155
•Wells Fargo Capital XIII 7.70% 12/29/49		310,000	293,997
			3,603,421
Basic Industries – 2.00%
#ArcelorMittal 144A 6.125% 6/1/18		375,000	360,766
duPont (E.I.) deNemours 6.00% 7/15/18		470,000	476,503
*#Evraz Group 144A 9.50% 4/24/18		249,000	241,231
#GTL Trade Finance 144A 7.25% 10/20/17		200,000	199,492

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industries (continued)
Lubrizol 4.625% 10/1/09	USD	213,000	$211,879
#Nine Dragons Paper Holdings 144A
7.875% 4/29/13		250,000	245,403
Rio Tinto Finance USA 6.50% 7/15/18		295,000	296,356
#Steel Capital 144A 9.75% 7/29/13		288,000	289,584
			2,321,214
Brokerage – 1.20%
Goldman Sachs Group
6.15% 4/1/18		355,000	342,583
6.75% 10/1/37		98,000	86,872
Jefferies Group 6.45% 6/8/27		224,000	173,668
JPMorgan Chase 6.40% 5/15/38		75,000	69,348
Invesco 4.50% 12/15/09		275,000	265,972
Lazard Group 6.85% 6/15/17		80,000	69,836
Lehman Brothers Holdings
5.625% 1/24/13		215,000	201,192
6.875% 7/17/37		220,000	182,824
			1,392,295
Capital Goods – 0.50%
Graham Packaging 9.875% 10/15/14		135,000	116,100
Textron 6.50% 6/1/12		120,000	126,222
Tyco Electronics Group 5.95% 1/15/14		340,000	337,528
			579,850
Communications – 4.40%
*AT&T 5.60% 5/15/18		315,000	309,949
AT&T Wireless 8.125% 5/1/12		526,000	577,641
#Charter Communications Operating 144A
10.875% 9/15/14		125,000	130,625
Citizens Communications 7.125% 3/15/19		160,000	141,600
Comcast
•3.088% 7/14/09		179,000	176,933
5.875% 2/15/18		255,000	245,975
6.30% 11/15/17		224,000	222,794
Intelsat Bermuda 11.25% 6/15/16		55,000	57,338
MetroPCS Wireless 9.25% 11/1/14		120,000	117,000
Rogers Communications 6.80% 8/15/18		450,000	451,413
Telecom Italia Capital
4.00% 1/15/10		302,000	297,566
7.721% 6/4/38		145,000	143,145

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Telefonica Emisiones 5.984% 6/20/11	USD	160,000	$162,030
Thomson Reuters
5.95% 7/15/13		180,000	182,078
6.50% 7/15/18		245,000	245,770
Time Warner Cable 7.30% 7/1/38		175,000	175,492
Verizon Communications 5.55% 2/15/16		400,000	389,546
Viacom
•3.26% 6/16/09		170,000	168,901
5.75% 4/30/11		174,000	172,476
#Vimpelcom 144A 9.125% 4/30/18		320,000	313,469
#Vivendi 144A 6.625% 4/4/18		275,000	268,638
Windstream 8.125% 8/1/13		139,000	141,085
			5,091,464
Consumer Cyclical – 1.61%
CVS Caremark
4.875% 9/15/14		240,000	230,906
5.75% 6/1/17		255,000	249,719
•DaimlerChrysler North America 3.234% 8/3/09		291,000	288,755
Ford Motor Credit 7.80% 6/1/12		160,000	120,258
General Motors 6.85% 10/15/08		225,000	221,625
GMAC 6.875% 8/28/12		200,000	125,618
Lear 8.75% 12/1/16		75,000	59,625
MGM MIRAGE 7.50% 6/1/16		130,000	104,325
Penney (J.C.) 7.375% 8/15/08		80,000	80,054
VF 5.95% 11/1/17		125,000	123,201
Wal-Mart Stores 6.20% 4/15/38		264,000	258,881
			1,862,967
Consumer Non-Cyclical – 3.59%
#AmBev International Finance 144A
9.50% 7/24/17	BRL	760,000	398,389
Amgen 5.85% 6/1/17	USD	235,000	235,700
Aramark 8.50% 2/1/15		130,000	130,163
AstraZeneca 5.90% 9/15/17		160,000	164,805
*#Bausch & Lomb 144A 9.875% 11/1/15		130,000	133,575
Covidien International Finance
6.00% 10/15/17		98,000	98,223
6.55% 10/15/37		185,000	180,261
Delhaize America 9.00% 4/15/31		119,000	137,078

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Diageo Capital 5.75% 10/23/17	USD	230,000	$224,931
#Dr Pepper Snapple Group 144A 6.82% 5/1/18		410,000	412,982
GlaxoSmithKline Capital 5.65% 5/15/18		350,000	350,616
HCA PIK 9.625% 11/15/16		130,000	134,225
Kellogg 5.125% 12/3/12		90,000	91,072
Kraft Foods
4.125% 11/12/09		125,000	124,600
6.125% 2/1/18		415,000	406,252
Quest Diagnostic 5.45% 11/1/15		275,000	262,182
Schering-Plough 6.00% 9/15/17		120,000	118,700
Wyeth 5.50% 2/1/14		543,000	550,032
			4,153,786
Electric – 1.81%
Baltimore Gas & Electric 6.125% 7/1/13		135,000	136,853
Columbus Southern Power 6.05% 5/1/18		100,000	99,582
Commonwealth Edison 6.15% 9/15/17		182,000	181,910
Connecticut Light & Power 5.65% 5/1/18		120,000	118,260
Detroit Edison 5.60% 6/15/18		135,000	133,621
Dominion Resource 6.40% 6/15/18		215,000	218,814
Florida Power 6.40% 6/15/38		220,000	222,002
Illinois Power 6.125% 11/15/17		130,000	123,967
#Korea Southern Power 144A 5.375% 4/18/13		140,000	137,130
MidAmerican Funding 6.75% 3/1/11		170,000	178,963
NRG Energy 7.375% 2/1/16		140,000	136,150
PECO Energy 5.35% 3/1/18		95,000	93,144
#Texas Competitive Electric Holdings 144A
10.25% 11/1/15		150,000	150,750
Union Electric 6.70% 2/1/19		90,000	90,971
#West Penn Power 144A 5.95% 12/15/17		80,000	79,394
			2,101,511
Energy – 1.68%
Dynegy Holdings 7.75% 6/1/19		100,000	92,500
#Enbridge Energy 144A 6.50% 4/15/18		225,000	224,078
#Lukoil International Finance 144A
6.356% 6/7/17		100,000	89,750
Petro-Canada 6.05% 5/15/18		245,000	240,796
#Plains All American Pipeline 144A
6.50% 5/1/18		275,000	272,325

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Siberian Oil 10.75% 1/15/09	USD	570,000	$584,250
Suncor Energy 6.10% 6/1/18		170,000	170,530
Weatherford International
6.00% 3/15/18		215,000	212,595
6.35% 6/15/17		60,000	60,784
			1,947,608
Finance Companies – 0.99%
Capmark Financial Group 6.30% 5/10/17		169,000	99,382
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		200,000	164,149
International Lease Finance
5.35% 3/1/12		180,000	156,952
5.875% 5/1/13		118,000	100,472
6.375% 3/25/13		220,000	190,362
6.625% 11/15/13		250,000	224,078
Washington Mutual
5.25% 9/15/17		162,000	102,224
5.50% 8/24/11		157,000	108,399
			1,146,018
Insurance – 1.88%
#Berkshire Hathaway Finance 144A
5.40% 5/15/18		165,000	162,542
•Hartford Financial Services Group
8.125% 6/15/38		320,000	307,805
@#Max USA Holdings 144A 7.20% 4/14/17		150,000	152,053
•#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	406,817
@∏Montpelier Re Holdings 6.125% 8/15/13		45,000	44,032
@•#wTwin Reefs Pass Through Trust 144A
3.459% 12/31/49		200,000	20,250
UnitedHealth Group
5.50% 11/15/12		310,000	304,711
5.80% 3/15/36		160,000	126,693
Unitrin 6.00% 5/15/17		269,000	223,380
WellPoint
5.00% 1/15/11		240,000	237,564
5.00% 12/15/14		208,000	193,941
			2,179,788

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 0.67%
CenterPoint Energy Resources 6.00% 5/15/18	USD	175,000	$166,824
Enterprise Products Operating 6.50% 1/31/19		139,000	139,995
Kinder Morgan Energy Partners 6.95% 1/15/38		240,000	237,466
Valero Energy
6.125% 6/15/17		135,000	129,884
6.625% 6/15/37		113,000	100,712
			774,881
Real Estate – 0.45%
iStar Financial
5.15% 3/1/12		123,000	89,242
5.875% 3/15/16		213,000	142,907
Regency Centers 5.875% 6/15/17		174,000	160,571
•#USB Realty 144A 6.091% 12/22/49		200,000	130,100
			522,820
Technology – 0.54%
Oracle 5.75% 4/15/18		360,000	359,829
Sungard Data Systems 9.125% 8/15/13		160,000	164,400
Xerox 5.50% 5/15/12		101,000	99,312
			623,541
Transportation – 0.78%
Burlington North Santa Fe
5.65% 5/1/17		159,000	154,663
5.75% 3/15/18		275,000	268,935
Hertz 8.875% 1/1/14		65,000	59,963
Norfolk Southern 5.75% 4/1/18		110,000	107,669
Red Arrow International Leasing 8.375% 6/30/12	RUB	7,240,660	305,851
			897,081
Total Corporate Bonds (cost $30,137,881)			29,198,245

Foreign Agencies – 0.85%Δ
France – 0.19%
France Telecom 7.75% 3/1/11	USD	206,000	219,514
			219,514
Qatar – 0.39%
#Ras Laffan Liquefied Natural Gas III 144A
5.838% 9/30/27		530,000	457,786
			457,786

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Foreign Agencies (continued)
Republic of Korea – 0.17%
Korea Development Bank 5.30% 1/17/13	USD	195,000	$193,110
			193,110
United Arab Emirates – 0.10%
#Taqa Abu Dhabi National Energy 144A
7.25% 8/1/18		115,000	117,114
			117,114
Total Foreign Agencies (cost $1,041,081)			987,524

Municipal Bonds – 1.57%
Massachusetts Bay Transportation Authority
5.00% 7/1/19		85,000	91,675
North Texas Tollway Authority Refunding Series A
5.50% 1/1/18		65,000	69,274
6.00% 1/1/19		35,000	38,234
6.00% 1/1/20		170,000	183,697
Portland, Oregon Sewer System Revenue
Series A 5.00% 6/15/18		310,000	337,336
Texas Transportation Community Mobility
5.00% 4/1/19		265,000	283,208
Triborough, New York Bridge & Tunnel
Authority Series A
5.00% 11/15/18		220,000	239,848
5.00% 11/15/19		225,000	241,479
University of Texas Financing Authority
Refunding 5.25% 8/15/18		85,000	94,091
West Virginia Tobacco Settlement Finance
Authority Series A 7.467% 6/1/47		275,000	244,725
Total Municipal Bonds (cost $1,848,171)			1,823,567

Non-Agency Asset-Backed Securities – 11.53%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.438% 2/15/12		1,395,000	1,386,121
Series 2008-A5 A5 3.658% 12/16/13		470,000	472,061
Series 2008-A7 A7 3.158% 12/15/14		145,000	141,241
#Cabela’s Master Credit Card Trust
2008-1A A1 144A 4.31% 12/16/13		270,000	265,279

	Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	USD	330,000	$335,518
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		235,000	223,787
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		90,000	91,427
Series 2008-A A3 4.94% 4/25/14		300,000	301,545
Centex Home Equity
Series 2005-D AF4 5.27% 10/25/35		200,000	181,586
Chase Issuance Trust
•Series 2007-A11 A11 2.458% 7/16/12		1,500,000	1,476,040
Series 2008-A9 A9 4.26% 5/15/13		225,000	223,188
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		515,000	499,620
•Series 2007-A6 A6 2.778% 7/12/12		3,000,000	2,949,780
Citicorp Residential Mortgage Securities
Series 2006-3 A5 5.948% 11/25/36		300,000	262,871
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11		135,000	137,076
Series 2008-A A3 4.12% 5/15/12		95,000	95,026
Series 2008-A A4A 4.93% 8/15/14		145,000	143,765
Series 2008-B A3A 4.78% 7/16/12		145,000	145,301
Daimler Chrysler Auto Trust
Series 2008-B A3A 4.71% 9/10/12		205,000	205,771
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		390,000	363,939
Series 2008-A4 A4 5.65% 12/15/15		500,000	512,363
#Dunkin Securitization
Series 2006-1 A2 144A 5.779% 6/20/31		350,000	285,067
Ford Credit Auto Owner Trust
Series 2007-B A3A 5.15% 11/15/11		155,000	157,847
•#Golden Credit Card Trust
2008-3 A 144A 3.456% 7/15/17		250,000	250,000
Harley-Davidson Motorcycle Trust
Series 2005-2 A2 4.07% 2/15/12		157,471	158,247
#Series 2006-1 A2 144A 5.04% 10/15/12		120,933	122,359
Series 2006-2 A2 5.35% 3/15/13		600,000	610,005
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		90,000	91,739
Series 2008-A A3 4.93% 12/17/12		150,000	150,345

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
John Deere Owner Trust
Series 2008-A A3 4.18% 6/15/12	USD	190,000	$190,440
•MBNA Credit Card Master Note Trust
Series 2005-A4 A4 2.50% 11/15/12		140,000	137,920
RSB Bondco Series 2007-A A2 5.72% 4/1/18		215,000	217,011
WFS Financial Owner Trust
Series 2005-1 A4 3.87% 8/17/12		404,112	405,382
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 10/15/12		160,000	159,862
Total Non-Agency Asset-Backed Securities
(cost $13,524,338)			13,349,529

Non-Agency Collateralized Mortgage Obligations – 9.48%
•Adjustable Rate Mortgage Trust
Series 2005-10 3A11 5.417% 1/25/36		762,212	672,689
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34		757,483	700,199
Series 2005-3 2A1 5.50% 2/25/20		285,302	278,347
Series 2005-5 2CB1 6.00% 6/25/35		185,930	179,306
Bank of America Mortgage Securities
Series 2005-9 2A1 4.75% 10/25/20		110,400	106,743
•Bear Stearns Adjustable Rate Mortgage Trust
Series 2007-3 1A1 5.473% 5/25/47		651,512	575,908
Bear Stearns Asset Backed Securities Trust
Series 2005-AC8 A5 5.50% 11/25/35		273,951	235,327
Citicorp Mortgage Securities
Series 2006-3 1A4 6.00% 6/25/36		335,000	293,903
•Citigroup Mortgage Loan Trust
Series 2007-AR5 1AB 5.613% 4/25/37		293,361	210,279
Series 2007-AR8 1A3A 6.052% 8/25/37		346,879	291,784
Countrywide Alternative Loan Trust
Series 2006-2CB A3 5.50% 3/25/36		243,719	227,227
wCountrywide Home Loan Mortgage
Pass Through Trust
@∏•Series 2004-HYB4 M 4.577% 9/20/34		95,771	77,968
Series 2006-17 A5 6.00% 12/25/36		120,732	120,922
•Series 2006-HYB1 3A1 5.27% 3/20/36		178,148	129,421

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•	First Horizon Asset Securities
	Series 2007-AR2 1A1 5.849% 8/25/37	USD	237,120	$224,026
	Series 2007-AR3 2A2 6.303% 11/25/37		516,397	445,318
•	GMAC Mortgage Loan Trust
	Series 2005-AR2 4A 5.178% 5/25/35		327,614	285,668
•#	GSMPS Mortgage Loan Trust 144A
	Series 1998-2 A 7.75% 5/19/27		158,564	158,355
	Series 1999-3 A 8.00% 8/19/29		325,175	351,833
•	JPMorgan Mortgage Trust
	Series 2005-A1 4A1 4.777% 2/25/35		454,983	404,916
	Series 2005-A8 1A1 5.403% 11/25/35		697,016	621,432
	@∏Series 2007-A1 7A4 5.299% 7/25/35		723,088	589,522
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35		267,561	257,457
	MASTR Alternative Loans Trust
	Series 2003-9 1A1 5.50% 12/25/18		296,584	292,321
#	MASTR Reperforming Loan Trust
	Series 2005-1 1A5 144A 8.00% 8/25/34		258,888	264,390
	Residential Asset Mortgage Products
	Series 2004-SL1 A3 7.00% 11/25/31		44,510	45,493
@∏w	Washington Mutual Alternative Mortgage
	Pass Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		178,820	167,085
w	Washington Mutual Mortgage
	Pass Through Certificates
	Series 2004-CB3 4A 6.00% 10/25/19		204,499	202,646
	•Series 2006-AR14 1A4 5.645% 11/25/36		400,721	344,427
	Wells Fargo Mortgage Backed Securities Trust
	•Series 2005-AR16 6A4 5.00% 10/25/35		356,535	317,652
	Series 2006-2 3A1 5.75% 3/25/36		675,329	644,517
	•Series 2006-AR6 7A1 5.111% 3/25/36		631,703	534,128
	•Series 2006-AR10 5A1 5.595% 7/25/36		414,603	373,965
	Series 2007-8 2A6 6.00% 7/25/37		85,000	78,420
	Series 2007-13 A7 6.00% 9/25/37		310,539	280,843
Total Non-Agency Collateralized Mortgage
	Obligations (cost $12,149,730)			10,984,437

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Regional Agency – 0.33%Δ
Australia – 0.33%
Queensland Treasury 6.00% 10/14/15	AUD	421,000	$378,951
Total Regional Agency (cost $338,041)			378,951

Regional Authority – 0.23%Δ
Canada – 0.23%
Quebec Providence 4.625% 5/14/18	USD	265,000	260,465
Total Regional Authority (cost $263,407)			260,465

«Senior Secured Loans – 1.17%Δ
Dr. Pepper Snapple Group 4.801% 4/10/13		289,091	284,032
Energy Futures Holdings 6.235% 10/10/14		349,121	328,812
Ford Motor 5.776% 11/29/13		936,987	741,134
Total Senior Secured Loans (cost $1,543,473)			1,353,978

Sovereign Debt – 4.78%Δ
Argentina – 0.17%
Republic of Argentina 8.28% 12/31/33	USD	248,135	197,814
			197,814
Brazil – 0.64%
Federal Republic of Brazil 11.00% 8/17/40	USD	558,000	737,258
			737,258
Germany – 0.85%
Bundesobligation 4.25% 10/12/12	EUR	631,200	982,942
			982,942
Indonesia – 0.30%
Republic of Indonesia
8.50% 10/12/35	USD	120,000	128,071
11.00% 12/15/12	IDR	2,026,000,000	219,480
			347,551
Japan – 0.37%
Japan Government 5 yr Bond 1.10% 12/20/12	JPY	45,900,000	426,295
			426,295

	Principal amount°		Value (U.S. $)
Sovereign Debt (continued)
Mexico – 0.81%
Mexican Government
*5.625% 1/15/17	USD	714,000	$721,853
10.00% 11/20/36	MXN	2,010,000	218,694
			940,547
Philippines – 0.17%
*Philippines Government 6.375% 1/15/32	USD	203,000	197,164
			197,164
Russia – 0.67%
Russia Government
7.50% 3/31/30	USD	502,350	565,955
#144A 7.50% 3/31/30	USD	191,090	215,215
			781,170
United Kingdom – 0.80%
U.K. Treasury
5.00% 3/7/12	GBP	181,300	362,120
8.00% 9/27/13	GBP	250,000	566,894
			929,014
Total Sovereign Debt (cost $5,618,407)			5,539,755

Supranational Banks – 1.44%
European Investment Bank
7.75% 10/26/10	NZD	382,000	284,058
11.25% 2/14/13	BRL	500,000	316,480
Inter-American Development Bank
5.75% 6/15/11	AUD	336,000	305,997
International Bank for Reconstruction & Development
5.75% 6/25/10	RUB	7,340,000	310,092
7.50% 7/30/14	NZD	600,000	454,655
Total Supranational Banks (cost $1,633,137)			1,671,282

U.S. Treasury Obligations – 1.55%
*U.S. Treasury Bonds 5.00% 5/15/37	USD	78,000	82,893
¥U.S. Treasury Inflation Index Notes 3.00% 7/15/12		1,090,100	1,176,798
*U.S. Treasury Notes 3.875% 5/15/18		545,000	540,487
Total U.S. Treasury Obligations (cost $1,735,618)			1,800,178

Statement of net assets
Delaware Core Plus Bond Fund

		Number of shares	Value (U.S. $)
Convertible Preferred Stock – 0.09%
•Citigroup Funding 4.983% 9/27/08 exercise
price $35.40, expiration date 9/27/08		6,400	$105,408
Total Convertible Preferred Stock (cost $202,767)			105,408

Preferred Stock – 0.55%
•JPMorgan Chase 7.90%		430,000	398,926
PNC Financial Services Group 8.25%		250,000	241,250
Total Preferred Stock (cost $672,563)			640,176
		Principal amount°
Repurchase Agreements** – 1.13%
Bank of America 2.04%, dated 7/31/08, to
be repurchased on 8/1/08, repurchase price
$370,021 (collateralized by U.S. Government
obligations, 4.00% 9/30/09; with market
value $377,734)	USD	370,000	370,000
BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price
$933,053 (collateralized by U.S. Government
obligations, 4.00%; 7/30/09 - 9/30/09; with
total market value $953,037)		933,000	933,000
Total Repurchase Agreements (cost $1,303,000)			1,303,000

Total Value of Securities Before Securities
Lending Collateral – 106.20% (cost $126,135,004)			123,012,727
		Number of shares
Securities Lending Collateral*** – 3.57%
Investment Companies
Mellon GSL DBT II Collateral Fund		4,131,155	4,131,155
Total Securities Lending Collateral (cost $4,131,155)			4,131,155

Total Value of Securities – 109.77%
(cost $130,266,159)	$127,143,882 ©
Obligation to Return Securities
Lending Collateral*** – (3.57%)	(4,131,155)
Liabilities Net of Receivables and
Other Assets – (6.20%)z	(7,177,274)
Net Assets Applicable to 15,959,160
Shares Outstanding – 100.00%	$115,835,453
Net Asset Value – Delaware Core Plus Bond Fund
Class A ($58,485,535 / 8,057,736 Shares)	$7.26
Net Asset Value – Delaware Core Plus Bond Fund
Class B ($7,471,739 / 1,029,747 Shares)	$7.26
Net Asset Value – Delaware Core Plus Bond Fund
Class C ($5,594,085 / 770,669 Shares)	$7.26
Net Asset Value – Delaware Core Plus Bond Fund
Class R ($93,354 / 12,860 Shares)	$7.26
Net Asset Value – Delaware Core Plus Bond Fund
Institutional Class ($44,190,740 / 6,088,148 Shares)	$7.26

Components of Net Assets at July 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$130,223,908
Undistributed net investment income	872,642
Accumulated net realized loss on investments	(12,452,540)
Net unrealized depreciation of investments	(2,808,557)
Total net assets	$115,835,453

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesia Rupiah
JPY — Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
RUB — Russian Ruble
USD — United States Dollar

Statement of net assets
Delaware Core Plus Bond Fund

•	Variable rate security. The rate shown is the rate as of July 31, 2008.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 11 in “Notes to financial statements.”
©	Includes $4,336,208 of securities loaned.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥	Fully or partially pledged as collateral for financial futures contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2008, the aggregate amount of Rule 144A securities was $10,224,176, which represented 8.83% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
@	Illiquid security. At July 31, 2008, the aggregate amount of illiquid securities was $1,240,010, which represented 1.07% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2008, the aggregate amount of restricted securities was $878,607 or 0.76% of the Fund’s net assets. Further details on these holdings appear below and in Note 12 in “Notes to financial statements.”

	Date of
Investment	Acquisition	Cost	Value
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-HYB4 M 4.577% 9/20/34	9/14/07	$90,271	$77,968
JPMorgan Mortgage Trust Series 2007-A1 7A4
5.299% 7/25/35	2/20/07	717,200	589,522
Montpelier Re Holdings 6.125% 8/15/13	2/6/07	44,209	44,032
Washington Mutual Alternative Mortgage Pass
Through Certificates Series 2005-1 5A2 6.00% 3/25/35	3/17/05	180,832	167,085
Total			$878,607

Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
z	Of this amount, $10,492,546 represents payable for securities purchased as of July 31, 2008.

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-kind
RSB — Rate Stabilization Bonds
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Core Plus Bond Fund
Net asset value Class A (A)	$7.26
Sales charge (4.50% of offering price) (B)	0.34
Offering price	$7.60

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statement of net assets
Delaware Core Plus Bond Fund

The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at July 31, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(666,618)	USD	644,573	9/30/08	$22,128
BRL	(1,100,475)	USD	689,737	8/29/08	(13,756)
EUR	128,095	USD	(200,200)	9/30/08	(1,094)
EUR	110,947	USD	(173,420)	9/30/08	(970)
EUR	(428,903)	USD	670,277	9/30/08	3,604
GBP	(882,577)	USD	1,757,212	9/30/08	16,164
GBP	439,344	USD	(873,516)	9/30/08	(6,829)
JPY	24,487,047	USD	(229,345)	8/29/08	(1,987)
NOK	588,294	USD	(113,966)	9/30/08	122
NZD	(951,364)	USD	707,339	9/30/08	16,008
					$33,390

Financial Futures Contracts[2]
	Notional			Unrealized
	Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
203 U.S. Treasury 5 yr Notes	$22,415,158	$22,601,195	9/30/08	$186,037
(5) U.S Treasury Long Bond	(562,337)	(577,500)	9/30/08	(15,163)
	$21,852,821			$170,874

Swap Contracts[3]
Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclay’s
CDX High Yield 10.1 CDS	$545,000	5.00%	6/20/13	$(7,732)
Citigroup Global Markets
CenturyTel 5 yr CDS	340,000	1.71%	9/20/13	(1,112)
Goldman Sachs
CDX High Yield 10.1 CDS	475,000	5.00%	6/20/13	(3,192)
Kraft Food 10 yr CDS	415,000	0.77%	12/20/17	4,221
JPMorgan Chase Bank
CDX High Yield 10.1 CDS	1,095,000	5.00%	6/20/13	(14,166)
Embarq
6 yr CDS	130,000	2.60%	9/20/14	(410)
7 yr CDS	100,000	0.77%	9/20/14	8,744
Lehman Brothers
Gannet
6 yr CDS	10,000	3.15%	9/20/14	(3)
7 yr CDS	282,000	0.88%	9/20/14	30,358
Home Depot 5 yr CDS	365,000	0.50%	9/20/12	11,126
New York Times
6 yr CDS	8,000	3.68%	9/20/14	(23)
7 yr CDS	282,000	0.75%	9/20/14	37,642
Sara Lee
6 yr CDS	8,000	0.74%	9/20/14	(20)
7 yr CDS	282,000	0.60%	9/20/14	1,404
Target 5 yr CDS	375,000	0.57%	12/20/12	677
Washington Mutual
4 yr CDS	99,300	0.85%	9/20/11	24,707
10 yr CDS	170,000	3.15%	12/20/17	36,067
	$4,981,300			$128,288
Protection Sold:
Citigroup Global Markets
Plains American CDS	$300,000	1.33%	9/20/13	$1,439
	$300,000			$1,439
Total				$129,727

Statement of net assets
Delaware Core Plus Bond Fund

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in ”Notes to financial statements.”
2See Note 9 in ”Notes to financial statements.”
3See Note 10 in ”Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Core Plus Bond Fund	Year Ended July 31, 2008

Investment Income:
Interest	$6,419,878
Dividends	16,012
Securities lending income	84,507
Foreign tax withheld	(1,451)	$6,518,946

Expenses:
Management fees	661,405
Distribution expenses – Class A	192,779
Distribution expenses – Class B	91,289
Distribution expenses – Class C	54,835
Distribution expenses – Class R	596
Dividend disbursing and transfer agent fees and expenses	183,512
Registration fees	85,917
Accounting and administration expenses	48,097
Legal fees	45,386
Reports and statements to shareholders	41,999
Pricing fees	20,701
Audit and tax	20,249
Custodian fees	16,895
Trustees’ fees	5,873
Insurance fees	3,573
Consulting fees	1,596
Trustees’ expenses	792
Dues and services	517
Taxes (other than taxes on income)	190	1,476,201
Less expenses absorbed or waived		(283,330)
Less waived distribution expenses – Class A		(32,130)
Less waived distribution expenses – Class R		(99)
Less expense paid indirectly		(8,944)
Total operating expenses		1,151,698
Net Investment Income		5,367,248

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments		(415,811)
Futures contracts		1,363,187
Written options		291,130
Swap contracts		423,362
Foreign currencies		197,835
Net realized gain		1,859,703
Net change in unrealized appreciation/depreciation
of investments and foreign currencies		(2,640,554)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies		(780,851)

Net Increase in Net Assets Resulting from Operations		$4,586,397

See accompanying notes

Statements of changes in net assets
Delaware Core Plus Bond Fund

	Year Ended
	7/31/08	7/31/07
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,367,248	$4,891,343
Net realized gain (loss) on investments	1,859,703	(1,367,346)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(2,640,554)	1,733,939
Net increase in net assets resulting from operations	4,586,397	5,257,936

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,977,146)	(3,274,321)
Class B	(355,364)	(515,535)
Class C	(212,908)	(213,316)
Class R	(4,374)	(13,748)
Institutional Class	(2,025,810)	(1,436,930)
	(5,575,602)	(5,453,850)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,112,291	8,072,749
Class B	949,582	1,576,584
Class C	1,787,007	1,001,460
Class R	57,881	525,861
Institutional Class	14,272,165	5,048,098

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,212,205	2,429,844
Class B	277,513	400,931
Class C	181,044	185,887
Class R	4,197	13,651
Institutional Class	1,998,644	1,416,014
	37,852,529	20,671,079

	Year Ended
	7/31/08	7/31/07
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(24,036,085)	$(22,708,246)
Class B	(4,657,989)	(7,001,979)
Class C	(1,553,771)	(1,679,857)
Class R	(175,054)	(662,005)
Institutional Class	(2,288,656)	(2,845,593)
	(32,711,555)	(34,897,680)
Increase (decrease) in net assets derived from
capital share transactions	5,140,974	(14,226,601)
Net Increase (Decrease) in Net Assets	4,151,769	(14,422,515)

Net Assets:
Beginning of year	111,683,684	126,106,199
End of year (including undistributed
net investment income of $872,642
and $75,913, respectively)	$115,835,453	$111,683,684

See accompanying notes

Financial highlights
Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the year ended July 31, 2008.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
$7.310	$7.330	$7.670	$7.660	$7.700

0.332	0.305	0.280	0.263	0.211
(0.038)	0.015	(0.285)	0.086	0.077
0.294	0.320	(0.005)	0.349	0.288

(0.344)	(0.340)	(0.335)	(0.339)	(0.302)
—	—	—	—	(0.026)
(0.344)	(0.340)	(0.335)	(0.339)	(0.328)

$7.260	$7.310	$7.330	$7.670	$7.660

4.18%	4.40%	(0.05% )	4.60%	3.77%

$58,485	$64,620	$76,888	$94,777	$117,567
0.95%	1.02%	1.05%	1.08%	1.05%

1.24%	1.30%	1.22%	1.18%	1.60%
4.47%	4.11%	3.75%	3.38%	3.02%

4.18%	3.83%	3.58%	3.28%	2.47%
331%	338%	260%	283%	303%

Financial highlights
Delaware Core Plus Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the year ended July 31, 2008.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
$7.310	$7.330	$7.670	$7.660	$7.700

0.276	0.251	0.228	0.208	0.161
(0.038)	0.015	(0.285)	0.086	0.073
0.238	0.266	(0.057)	0.294	0.234

(0.288)	(0.286)	(0.283)	(0.284)	(0.252)
—	—	—	—	(0.022)
(0.288)	(0.286)	(0.283)	(0.284)	(0.274)

$7.260	$7.310	$7.330	$7.670	$7.660

3.40%	3.65%	(0.74% )	3.87%	3.05%

$7,472	$10,922	$15,926	$21,847	$28,087
1.70%	1.74%	1.75%	1.78%	1.75%

1.94%	2.00%	1.92%	1.88%	2.30%
3.72%	3.39%	3.05%	2.68%	2.32%

3.48%	3.13%	2.88%	2.58%	1.77%
331%	338%	260%	283%	303%

Financial highlights
Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the year ended July 31, 2008.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
$7.310	$7.330	$7.670	$7.660	$7.700

0.276	0.251	0.228	0.208	0.161
(0.038)	0.015	(0.285)	0.086	0.073
0.238	0.266	(0.057)	0.294	0.234

(0.288)	(0.286)	(0.283)	(0.284)	(0.252)
—	—	—	—	(0.022)
(0.288)	(0.286)	(0.283)	(0.284)	(0.274)

$7.260	$7.310	$7.330	$7.670	$7.660

3.40%	3.65%	(0.74% )	3.87%	3.05%

$5,594	$5,243	$5,747	$7,222	$8,634
1.70%	1.74%	1.75%	1.78%	1.75%

1.94%	2.00%	1.92%	1.88%	2.30%
3.72%	3.39%	3.05%	2.68%	2.32%

3.48%	3.13%	2.88%	2.58%	1.77%
331%	338%	260%	283%	303%

Financial highlights
Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the year ended July 31, 2008.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
$7.310	$7.340	$7.680	$7.660	$7.700

0.313	0.289	0.265	0.239	0.187
(0.037)	0.005	(0.285)	0.096	0.075
0.276	0.294	(0.020)	0.335	0.262

(0.326)	(0.324)	(0.320)	(0.315)	(0.278)
—	—	—	—	(0.024)
(0.326)	(0.324)	(0.320)	(0.315)	(0.302)

$7.260	$7.310	$7.340	$7.680	$7.660

3.92%	4.02%	(0.25% )	4.41%	3.43%

$93	$206	$323	$136	$63
1.20%	1.24%	1.25%	1.38%	1.35%

1.54%	1.60%	1.52%	1.48%	1.90%
4.22%	3.89%	3.55%	3.08%	2.72%

3.88%	3.53%	3.28%	2.98%	2.17%
331%	338%	260%	283%	303%

Financial highlights
Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the year ended July 31, 2008.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
$7.310	$7.330	$7.670	$7.660	$7.700

0.350	0.325	0.303	0.286	0.233
(0.037)	0.015	(0.285)	0.086	0.079
0.313	0.340	0.018	0.372	0.312

(0.363)	(0.360)	(0.358)	(0.362)	(0.324)
—	—	—	—	(0.028)
(0.363)	(0.360)	(0.358)	(0.362)	(0.352)

$7.260	$7.310	$7.330	$7.670	$7.660

4.44%	4.69%	0.25%	4.91%	4.08%

$44,191	$30,693	$27,222	$26,814	$28,939
0.70%	0.74%	0.75%	0.78%	0.75%

0.94%	1.00%	0.92%	0.88%	1.30%
4.72%	4.39%	4.05%	3.68%	3.32%

4.48%	4.13%	3.88%	3.58%	2.77%
331%	338%	260%	283%	303%

Notes to financial statements
Delaware Core Plus Bond Fund	July 31, 2008

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to the Delaware Core Plus Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective January 31, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized

Notes to financial statements
Delaware Core Plus Bond Fund

1. Significant Accounting Policies (continued)

gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.70% of average daily net assets of the Fund through November 30, 2008. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the year ended July 31, 2008, the Fund was charged $12,530 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through November 30, 2008 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. The contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

Notes to financial statements
Delaware Core Plus Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At July 31, 2008, the Fund had receivables due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$16,134
Distribution fees payable to DDLP	23,480
Other expenses payable to DMC and affiliates*	3,185
Receivable from DMC under expense limitation agreement	9,511

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for adult, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2008, the Fund was charged $ 8,386 for internal legal and tax services provided by DMC and/or its affililates’ employees.

For the year ended July 31, 2008, DDLP earned $3,723 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2008, DDLP received gross CDSC commissions of $7,344, $13,635 and $175 on redemption of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended July 31, 2008, the Fund made purchases of $263,251,792 and sales of $241,290,128 of investment securities other than U.S. government securities and short-term investments. For the year ended July 31, 2008, the Fund made purchases of $133,224,204 and sales of $142,536,414 of long-term U.S. government securities.

At July 31, 2008, the cost of investments for federal income tax purposes was $130,614,317. At July 31, 2008, net unrealized depreciation was $3,470,435, of which $584,817 related to unrealized appreciation of investments and $4,055,252 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2008 and 2007 was as follows:

	Year Ended
	7/31/08	7/31/07
Ordinary income	$5,575,602	$5,453,850

5. Components of Net Assets on a Tax Basis

As of July 31, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$130,223,908
Undistributed ordinary income	1,091,219
Capital loss carryforwards	(11,868,948)
Other temporary differences	(136,973)
Unrealized depreciation of investments,
swap contracts and foreign currencies	(3,473,753)
Net assets	$115,835,453

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of financial futures contracts, market-to-market of foreign currency contracts, tax treatment of CDS contracts, tax deferral of losses on straddles and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, expiration of capital loss carryforwards, treatment of CDS contracts, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2008, the Fund recorded the following reclassifications:

Undistributed net investment income	$1,005,083
Accumulated net realized gain (loss)	5,902,348
Paid-in capital	(6,907,431)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $6,907,431 expired in 2008. Capital loss carryforwards remaining at July 31, 2008 will expire as follows: $1,219,236 expires in 2009; $2,497,064 expires in 2012; $1,839,322 expires in 2013; $1,361,936 expires in 2014; $2,664,816 expires in 2015 and $2,286,574 expires in 2016.

Notes to financial statements
Delaware Core Plus Bond Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	7/31/08	7/31/07
Shares sold:
Class A	2,163,924	1,087,019
Class B	127,775	212,592
Class C	239,261	134,619
Class R	7,757	72,133
Institutional Class	1,927,423	678,088

Shares issued upon reinvestment of dividends and distributions:
Class A	298,904	327,775
Class B	37,503	54,080
Class C	24,470	25,086
Class R	570	1,842
Institutional Class	269,981	191,135
	5,097,568	2,784,369
Shares repurchased:
Class A	(3,242,329)	(3,060,280)
Class B	(629,485)	(944,408)
Class C	(210,026)	(226,231)
Class R	(23,556)	(89,855)
Institutional Class	(306,703)	(383,304)
	(4,412,099)	(4,704,078)
Net increase (decrease)	685,469	(1,919,709)

For the years end July 31, 2008 and 2007, 242,979 Class B shares were converted to 242,904 Class A shares valued at $1,793,831 and 315,113 Class B shares were converted to 314,908 Class A shares valued at $2,334,791, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of July 31, 2008, or at any time during the year then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Financial Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Written Options

During the year ended July 31, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

Notes to financial statements
Delaware Core Plus Bond Fund

10. Written Options (continued)

The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the year ended July 31, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at July 31, 2007	—	$—
Options written	663	430,059
Options expired	(219)	(144,781)
Options terminated in closing purchase transactions	(444)	(285,278)
Options outstanding at July 31, 2008	—	$—

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the year ended July 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In

Notes to financial statements
Delaware Core Plus Bond Fund

12. Securities Lending (continued)

the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $4,336,208, for which the Fund received collateral, comprised of non-cash collateral valued at $284,330, and cash collateral of $4,131,155. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

13. Credit and Market Risk

The Fund may invest up to 20% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to theses contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

15. Subsequent Event

At July 31, 2008, Delaware Core Plus Bond Fund had direct and indirect exposure to investments with Lehman Brothers Holdings Inc. (“Lehman”) or Lehman’s affiliates, including bonds, derivatives, and foreign currency exchange contracts for which Lehman or Lehman’s affiliates was the issuer or counterparty. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, the Fund held bonds valued at approximately 0.33% of net assets as of July 31, 2008. With respect to indirect exposure, the Fund’s exposure through credit default swaps and foreign currency exchange contracts where Lehman or Lehman’s affiliate was counterparty was approximately 0.14% of net assets (which represents the net unrealized appreciation / depreciation on the Fund’s books) as of July 31,2008.

As of September 15,2008 approximately 0.01% and 0.15% of the Fund’s net assets were subject to direct and indirect exposure of Lehman or Lehman’s affiliate (before collateral), respectively.

Notes to financial statements
Delaware Core Plus Bond Fund

16. Tax Information (Unaudited)

The Information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended July 31, 2008, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	—
(B) Ordinary Income Distributions* (Tax Basis)	100%
Total Distributions (Tax Basis)	100%

(A) and (B) are based on a percentage of the Fund’s total distributions.

*For the fiscal year ended July 31, 2008, certain interest income paid by the Fund, determined to be Qualified Interest Income, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended July 31, 2008, the Fund has designated a maximum distribution of $5,575,602 of Qualified Interest Income.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group® Government Funds — Delaware Core Plus Bond Fund

We have audited the accompanying statement of net assets of Delaware Core Plus Bond Fund (one of the series constituting Delaware Group Government Funds) (the “Fund”) as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Core Plus Bond Fund series of Delaware Group Government Funds at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
September 18, 2008

Other Fund information
Delaware Core Plus Bond Fund

Board Consideration of Delaware Core Plus Bond Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Core Plus Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware fund for the same class of shares in another Delaware fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware funds and the privilege to combine holdings in other Delaware funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three- , five- and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the fourth quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. Although the Board noted the relative performance decline from 2006 to 2007, the Board found that early 2008 performance results had improved relative to those of the Fund’s Lipper peers.

Other Fund information
Delaware Core Plus Bond Fund

Board Consideration of Delaware Core Plus Bond Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through November 2008 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Fund management

Paul Grillo, CFA
Senior Vice President, Senior Portfolio Manager
Paul Grillo is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He joined Delaware Investments in 1992, and also serves as a mortgage-backed and asset-backed securities analyst. Previously, he served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Philip R. Perkins
Senior Vice President, Senior Portfolio Manager
Philip R. Perkins is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He leads the firm’s international bond team, where his responsibilities include managing global bond assets across the product matrix. Prior to joining Delaware Investments in 2003, he worked at Deutsche Bank for five years. He served as a managing director in global markets from 2001 to 2003, during that same time he was the chief operating officer for the Bank’s emerging markets division in London, and from 1998 to 2001 he was responsible for local markets trading in Moscow. Prior to that, Perkins was chief executive officer of Dinner Key Advisors, a registered broker/dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon Brothers, where he was a mortgage/CMO trader from 1985 to 1990. Perkins holds a bachelor’s degree in international studies with a minor in computer science from the University of Notre Dame.

Other Fund information
Delaware Core Plus Bond Fund

Board Consideration of Delaware Core Plus Bond Fund Investment Advisory Agreement (continued)

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager
Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Senior Portfolio Manager
Roger A. Early is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He rejoined Delaware Investments in March 2007. During his previous tenure at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. Early most recently worked at Chartwell Investment Partners, where he served as a senior portfolio manager in fixed income from 2003 to 2007. He also worked at Turner Investments from 2002 to 2003, where he served as chief investment officer for fixed income, and Rittenhouse Financial from 2001 to 2002. He started his career in Pittsburgh, leaving to join Delaware Investments in 1994 after 10 years at Federated Investors. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh, and he is a member of the CFA Society of Philadelphia.

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

Victor Mostrowski
Vice President, Portfolio Manager – International Debt
Victor Mostrowski is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. As a member of the international bond team, his responsibilities include managing global bond assets across the product matrix. Prior to joining Delaware Investments in May 2007, he was a senior portfolio manager – global fixed income for HSBC Halbis Partners (USA) for one year. He managed the currency exposure for several institutional accounts with assets totaling approximately $3 billion, and formulated and implemented strategic long-term currency positioning as well as short-term daily and weekly trading opportunities. Before joining HSBC in 2006, he worked seven years for the State of New Jersey, Department of Treasury, Division of Investment, most recently as the global fixed income portfolio manager – emerging markets equity. Mostrowski earned a bachelor’s degree in economics and an MBA in finance from Rider College.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	84	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	84	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of Investment
(January 1984–March 2004)		Committee
The Haverford School
(2002–Present)

Chairman of
Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Investment Committee
Member
Pennsylvania Horticultural
Society
(February 2006–Present)

President	84	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
Director
Executive Vice President		Allied Barton
University of Pennsylvania		Security Holdings
(April 1995–June 2002)

Founder and	84	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	84	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	84	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	84	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Chair of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	84	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	84	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director and Audit
Founder		Committee Member
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	84	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	84	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	84	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	84	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Core Plus Bond Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees
Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Annual report

Delaware Inflation Protected Bond Fund

July 31, 2008

Fixed income mutual fund

Table of contents

Portfolio management review	1

Performance summary	4

Disclosure of Fund expenses	7

Sector allocation and credit quality breakdown	9

Statement of net assets	10

Statement of operations	16

Statements of changes in net assets	18

Financial highlights	20

Notes to financial statements	28

Report of independent registered public accounting firm	40

Other Fund information	41

Board of trustees/directors and officers addendum	46

About the organization	54

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Inflation Protected Bond Fund	Aug. 12, 2008

The managers of Delaware Inflation Protected Bond Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended July 31, 2008.

How did the Fund perform?

Delaware Inflation Protected Bond Fund outperformed the Fund benchmark with a return of 12.13% at net asset value. The Fund returned 7.07% at maximum offer price. Both figures represent Class A shares with distributions reinvested, for the fiscal year ended July 31, 2008. For the same period, the benchmark Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index returned 11.96%. Complete, annualized performance for Delaware Inflation Protected Bond Fund is shown in the table on page 4.

Please describe the broad investment environment during the year from your perspective.

The annual period presented an extraordinarily challenging investment environment for fixed income investors as a whole. The period began amid a deepening slump in U.S. home prices coupled with a rising rate of foreclosures. We believe these circumstances caused the general loss of confidence in the value of the collateral that backs many types of debt. Investor doubt effectively crippled the global credit markets, making credit extremely difficult to obtain for individuals and corporations. The issues in the credit markets compounded further during the year, as investors lost faith in the relevance of credit ratings on all types of debt.

These treacherous conditions, however, triggered a flight to quality that lasted through much of the year. The flight to quality, combined with rising inflationary conditions, boosted performance for Treasurys as a whole, and specifically for Treasury inflation-protected securities (TIPS), which finished the year with an 11.96% gain (based on the Lehman Brothers U.S. TIPS Index).

How about the market for inflation-protected bonds?

At the beginning of the reporting period, many bond investors moved from lower-quality to higher quality bonds. In line with this transition to higher-quality portfolios, real yields in the Treasury market experienced a drop from their beginning point of 2.44% on a 10-year TIPS bond to a low of 0.81% at the height of the market’s difficulties in March 2008. In later months, the 10-year real yield began to rise and ended the fiscal year at 1.57%. The real yield reflects the annualized inflation-adjusted return of the bond if held to maturity. These changes created a significant steepening of the Treasury yield curve over the year. Over the course of the fiscal year ended July 31, 2008, 30-year Treasury yields dropped only 0.33%, but a 2-year Treasury note dropped in yield by 2.01%.

In our opinion, a second driver in TIPS performance during the period was a shift that occurred in the breakeven inflation rate. The breakeven inflation rate is the difference between the nominal yield on a fixed-rate investment and the yield on an inflation-linked investment of similar maturity and credit quality. This breakeven rate, which provides a key to analyzing the attractiveness of inflation-protected bonds, was at 1.55% in late March for 2-year TIPS. Yields on these bonds bounced up

The views expressed are current as of the date of this report and are subject to change.
Data for this portfolio management review were provided by Bloomberg unless otherwise noted.

1

Portfolio management review
Delaware Inflation Protected Bond Fund

to 2.85% in early 2008, and then quickly fell to 1.97% after oil prices eased during July 2008.

The low point for the Consumer Price Index (CPI), a measure of inflation, occurred in late summer of 2007. A sharp run-up in commodity prices followed, especially in oil and energy, allowing inflation to rise as the year unfolded.

The decline of the U.S. dollar over the past year was an additional factor in the market for inflation-protected securities. The dollar’s decline played a significant role in boosting commodity prices (as commodities are priced in U.S. dollars) and other import-related prices that affect the CPI. As we watched the dollar decline, we tended to look for more inflation protection.

Please describe your positioning of the Fund.

We positioned the Fund at the beginning of the period to potentially benefit from the developing flight to quality in Treasurys. By emphasizing longer-maturity TIPS, the Fund was also positioned to potentially benefit from the price appreciation that came into the TIPS market as real yields fell.

One important element of our positioning during most of the year was that we had an exposure of close to 90% in TIPS and Treasurys. (Under normal circumstances, the Fund strategy is to invest at least 80%

of its net assets in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, and corporations.) This led us to replace a small number of TIPS with Treasurys. With the lower real yields, we had shifted out of many 30-year TIPS into intermediate TIPS and had put a big emphasis on short (2-year) TIPS by early 2008.

By the end of the fiscal year, real yields had bounced upward, and this brought on another reverse in our investment approach, as well as a focus on longer-term TIPS. One factor in the decision to buy longer-term bonds again was that the breakeven inflation rate for long maturities seemed to be more consistent and dependable. In our opinion, the Fed’s focus on inflation and some investors’ fear of rising interest rates abated with the general return to focusing on economic woes at the end of the fiscal year.

Over the year, we reduced the small percentage of Fund holdings in non-inflation-protected bonds issued by corporations from approximately 4% to 1% and replaced them with inflation-protected bonds issued by financial institutions such as Prudential and Morgan Stanley. Yields on investment grade financial company bonds reached approximately 3.50% above those of Treasurys as the financial sector’s bond prices decreased in value (source: Lehman Brothers.) We also added inflation protection exposure in Germany and Japan.

2

Fund basics
Delaware Inflation Protected Bond Fund			As of July 31, 2008
Fund objective:	The Fund seeks to provide inflation protection and current income.
Total Fund net assets:	$121 million
Number of holdings:	38
Fund start date:	Dec. 1, 2004
	Nasdaq symbols	CUSIPs
Class A	DIPAX	246094882
Class B	DIPBX	246094874
Class C	DIPCX	246094866
Institutional Class	DIPIX	246094858

3

Performance summary
Delaware Inflation Protected Bond Fund	July 31, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Inflation Protected Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through July 31, 2008
	1 year	3 years	Lifetime
Class A (Est. Dec. 1, 2004)
Excluding sales charge	+12.13%	+5.91%	+5.54%
Including sales charge	+7.07%	+4.29%	+4.22%
Class B (Est. Dec. 1, 2004)
Excluding sales charge	+11.25%	+5.10%	+4.83%
Including sales charge	+7.25%	+4.42%	+4.46%
Class C (Est. Dec. 1, 2004)
Excluding sales charge	+11.25%	+5.10%	+4.83%
Including sales charge	+10.25%	+5.10%	+4.83%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown in the Fund performance chart above and in the Performance of a $10,000 Investment chart on page 6. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that

4

declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Please see the prospectus for additional information on Class B purchase and sales charges.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

The average annual total returns for the 1-year, 3-year, and lifetime (since Dec. 1, 2004) periods ended July 31, 2008, for Delaware Inflation Protected Bond Fund Institutional Class shares were 12.30%, 6.17%, and 5.77%, respectively.

Institutional Class shares were first made available Dec. 1, 2004, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Inflation-protected debt securities tend to react to changes in interest rates, and the expected impact of inflation on interest rates. In general, the price of an inflation-protected debt security can fall when interest rates fall, and rise when interest rates rise. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability for investors.

The performance table on the previous page and the graph on the next page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the table below. Management has contracted to reimburse expenses and/or waive its management fees from Dec. 1, 2007, through Nov. 30, 2008. Please see the most recent prospectus for additional information on the fee waivers.

Fund expense ratios
	Class A	Class B	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	1.10%	1.85%	1.85%	0.85%
Net expense ratio
(including fee waivers, if any)*	0.75%	1.50%	1.50%	0.50%

*The applicable fee waivers are discussed in the text on pages 4 and 5.

5

Performance summary
Delaware Inflation Protected Bond Fund

Performance of a $10,000 investment
Average annual total returns from Dec. 1, 2004 (Fund’s inception), through July 31, 2008

For period beginning Dec. 1, 2004, through July 31, 2008		Starting value	Ending value
––	Lehman Brothers U.S. Treasury Inflation-Protected
	Securities (TIPS) Index	$10,000	$12,238
––	Delaware Inflation Protected Bond Fund —
	Class A Shares	$9,550	$11,635

The chart assumes $10,000 invested in the Fund on Dec. 1, 2004, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please see pages 4 and 5 for additional details on these fees.

Performance of other Fund classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index as of Dec. 1, 2004.

The Lehman Brothers U.S. TIPS Index measures the total return performance of the market for inflation-protected securities issued by the U.S. Treasury.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

The chart does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

6

Disclosure of Fund expenses
For the period February 1, 2008 to July 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008 to July 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

7

Disclosure of Fund expenses

Delaware Inflation Protected Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/08	7/31/08	Expense Ratio	2/1/08 to 7/31/08*
Actual Fund return
Class A	$1,000.00	$1,005.50	0.75%	$3.74
Class B	1,000.00	1,001.40	1.50%	7.46
Class C	1,000.00	1,001.40	1.50%	7.46
Institutional Class	1,000.00	1,006.80	0.50%	2.49
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class B	1,000.00	1,017.40	1.50%	7.52
Class C	1,000.00	1,017.40	1.50%	7.52
Institutional Class	1,000.00	1,022.38	0.50%	2.51

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

8

Sector allocation and credit quality breakdown
Delaware Inflation Protected Bond Fund	As of July 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Mortgage-Backed Securities	0.00%
Corporate Bonds	1.02%
Brokerage	0.35%
Consumer Cyclical	0.35%
Insurance	0.32%
Foreign Agency	0.10%
Non-Agency Collateralized Mortgage Obligations	0.45%
Sovereign Debt	2.79%
U.S. Treasury Obligations	93.39%
Repurchase Agreements	1.00%
Securities Lending Collateral	0.86%
Total Value of Securities	99.62%
Obligation to Return Securities Lending Collateral	(0.86%	)
Receivables and Other Assets Net of Liabilities	1.24%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	96.48%
AA	2.85%
A	0.32%
B	0.35%
Total	100.00%

9

Statement of net assets
Delaware Inflation Protected Bond Fund	July 31, 2008

		Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	USD	8,149	$8,099
Total Agency Asset-Backed Securities
(cost $8,130)			8,099

Agency Mortgage-Backed Securities – 0.00%
Freddie Mac S.F. 30 yr 8.00% 5/1/31		4,480	4,846
Total Agency Mortgage-Backed Securities
(cost $4,838)			4,846

Corporate Bonds – 1.02%
Brokerage – 0.35%
•Morgan Stanley 6.125% 3/5/18		500,000	422,500
			422,500
Consumer Cyclical – 0.35%
General Motors 6.85% 10/15/08		435,000	428,475
			428,475
Insurance – 0.32%
•Prudential Financial 6.08% 6/10/15		400,000	388,060
			388,060
Total Corporate Bonds (cost $1,271,095)			1,239,035

Foreign Agency – 0.10%Δ
Republic of Korea – 0.10%
Korea Development Bank 5.30% 1/17/13		120,000	118,837
Total Foreign Agency (cost $120,743)			118,837

Non-Agency Collateralized Mortgage Obligations – 0.45%
•Bank of America Mortgage Securities
Series 2002-K 2A1 6.118% 10/20/32		11,429	11,364
•Citigroup Mortgage Loan Trust
Series 2007-AR5 1AB 5.613% 4/25/37		110,010	78,855
•∏@Structured Adjustable Rate Mortgage Loan Trust
Series 2005-22 4A2 5.375% 12/25/35		20,625	14,986
Series 2006-5 5A4 5.528% 6/25/36		42,375	28,454

10

		Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•Wells Fargo Mortgage Backed Securities Trust
Series 2004-EE 3A1 4.085% 12/25/34	USD	131,924	$122,841
Series 2005-AR16 6A4 5.00% 10/25/35		145,525	129,654
Series 2006-AR6 7A1 5.111% 3/25/36		193,020	163,205
Total Non-Agency Collateralized Mortgage
Obligations (cost $643,083)			549,359

Sovereign Debt – 2.79%Δ
France – 0.06%
Government of France Inflation Linked
3.00% 7/25/09	EUR	47,309	74,027
			74,027
Germany – 0.01%
Bundesobligation 4.25% 10/12/12	EUR	10,000	15,573
			15,573
Japan – 2.41%
Japan Government CPI Linked 10 yr Bond
1.10% 9/10/16	JPY	103,122,000	955,742
1.20% 12/10/17	JPY	212,100,000	1,960,958
			2,916,700
Sweden – 0.31%
Swedish Government 3.50% 12/1/15	SEK	1,750,000	378,878
			378,878
Total Sovereign Debt (cost $3,341,920)			3,385,178

U.S. Treasury Obligations – 93.39%
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26	USD	4,495,662	4,405,398
2.375% 1/15/25		1,160,440	1,208,309
*2.375% 1/15/27		2,765,370	2,857,622
3.625% 4/15/28		93,731	115,143
3.875% 4/15/29		8,431,424	10,781,692

11

Statement of net assets
Delaware Inflation Protected Bond Fund

		Principal amount°	Value (U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Index Notes
0.625% 4/15/13	USD	25,180,528	$24,612,002
0.875% 4/15/10		7,236,456	7,278,297
1.625% 1/15/18		2,067,560	2,061,262
*1.875% 7/15/13		4,616,490	4,789,613
¥2.00% 1/15/14		8,245,724	8,578,777
2.00% 7/15/14		6,549,015	6,825,816
2.00% 1/15/16		4,119,205	4,259,196
2.375% 1/15/17		8,473,308	8,994,950
2.50% 7/15/16		80,430	86,293
3.00% 7/15/12		1,445,436	1,560,394
3.375% 1/15/12		24,394	26,448
3.875% 1/15/09		7,830,980	7,969,863
4.25% 1/15/10		1,557,573	1,648,715
U.S. Treasury Notes
2.75% 7/31/10		6,785,000	6,814,691
3.875% 5/15/18		8,415,000	8,345,315
Total U.S. Treasury Obligations
(cost $112,474,936)			113,219,796

Repurchase Agreements** – 1.00%
Bank of America 2.04%, dated 7/31/08,
to be repurchased on 8/1/08, repurchase
price $342,019 (collateralized by U.S.
Government obligations, 4.00% 9/30/09; with
market value $349,614)		342,000	342,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase
price $864,049 (collateralized by U.S.
Government obligations, 4.00%; 7/30/09 -
9/30/09; with total market value $882,090)		864,000	864,000
Total Repurchase Agreements (cost $1,206,000)			1,206,000

Total Value of Securities Before Securities
Lending Collateral – 98.76% (cost $119,070,745)			119,731,150

12

	Number of shares	Value (U.S. $)
Securities Lending Collateral *** – 0.86%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,036,110	$ 1,036,110
Total Securities Lending Collateral
(cost $1,036,110)		1,036,110

Total Value of Securities – 99.62%
(cost $120,106,855)		120,767,260 ©
Obligation to Return Securities
Lending Collateral *** – (0.86%)		(1,036,110)
Receivables and Other Assets
Net of Liabilities – 1.24%		1,505,542
Net Assets Applicable to 11,933,350
Shares Outstanding – 100.00%		$121,236,692
Net Asset Value – Delaware Inflation Protected Bond Fund
Class A ($19,623,977 / 1,932,053 Shares)		$10.16
Net Asset Value – Delaware Inflation Protected Bond Fund
Class B ($2,031,643 / 199,964 Shares)		$10.16
Net Asset Value – Delaware Inflation Protected Bond Fund
Class C ($9,168,897 / 902,226 Shares)		$10.16
Net Asset Value – Delaware Inflation Protected Bond Fund
Institutional Class ($90,412,175 / 8,899,107 Shares)		$10.16

Components of Net Assets at July 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$119,754,753
Undistributed net investment income		236,731
Accumulated net realized gain on investments		438,558
Net unrealized appreciation of investments
and foreign currencies		806,650
Total net assets		$121,236,692

13

Statement of net assets
Delaware Inflation Protected Bond Fund

° Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
CHF — Swiss Franc
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Kroner
SEK — Swedish Krona
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of July 31, 2008.

Δ	Securities have been classified by country of origin.

∏

Restricted Security. These investments are not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. As of July 31, 2008, the aggregate amount of the restricted securities was $43,440 or 0.04% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

@	Illiquid security. At July 31, 2008, the aggregate amount of illiquid securities was $43,440, which represented 0.04% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

*	Fully or partially on loan.

¥	Fully or partially pledged as collateral for financial futures contracts.

**	See Note 1 in “Notes to financial statements.”

***	See Note 12 in “Notes to financial statements.”

©	Includes $1,015,243 of securities loaned.

Summary of Abbreviations:
CPI — Consumer Price Index
S.F. — Single Family
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Inflation Protected Bond Fund
Net asset value Class A (A)	$10.16
Sales charge (4.50% of offering price) (B)	0.48
Offering price	$10.64

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

14

The following foreign currency exchange contracts, financial futures contracts and written options were outstanding at July 31, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(7,134)	USD	6,898	9/30/08	$236
CHF	589,396	USD	(577,896)	8/29/08	(14,960)
EUR	298,256	USD	(466,147)	9/30/08	(2,549)
GBP	11,660	USD	(23,215)	9/30/08	(214)
JPY	220,955,718	USD	(2,069,465)	8/29/08	(17,932)
NOK	740,000	USD	(143,355)	9/30/08	154
					$(35,265)

Financial Futures Contracts2

				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
30 U.S. Treasury 2 yr Notes	$6,316,915	$6,360,000	9/30/08	$43,085
82 U.S. Treasury 5 yr Notes	9,025,234	9,129,547	9/30/08	104,313
				$147,398

Written Options3

	Number of	Notional	Exercise		Unrealized
Description	Contracts	Value	Price	Expiration Date	Appreciation
U.S. Treasury 10 yr Future	(88)	$8,800,000	$111.50	9/27/08	$2,545
U.S. Treasury 10 yr Future	(87)	8,700,000	112.00	8/23/08	32,422
					$34,967

The use of foreign currency exchange contracts, financial futures contracts and written options involves elements of market risks and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 10 in “Notes to financial statements.”

See accompanying notes

15

Statement of operations
Delaware Inflation Protected Bond Fund	Year Ended July 31, 2008

Investment Income:
Interest	$4,919,103
Securities lending income	103,502	$5,022,605

Expenses:
Management fees	357,469
Distribution expenses – Class A	21,440
Distribution expenses – Class B	10,446
Distribution expenses – Class C	31,765
Registration fees	52,534
Accounting and administration expenses	31,772
Reports and statements to shareholders	26,271
Legal fees	24,948
Dividend disbursing and transfer agent fees and expenses	23,011
Audit and tax	15,158
Custodian fees	8,764
Pricing fees	3,868
Trustees’ fees	3,671
Insurance fees	2,502
Consulting fees	655
Trustees’ expenses	362
Dues and services	211
Taxes (other than taxes on income)	100	614,947
Less expenses absorbed or waived		(149,976)
Less expense paid indirectly		(4,061)
Total operating expenses		460,910
Net Investment Income		4,561,695

Net Realized and Unrealized Gain on Investments
and Foreign Currencies:
Net realized gain on:
Investments		761,377
Futures contracts		298,363
Foreign currencies		189,282
Written options		53,547
Swap contracts		6,441
Net realized gain		1,309,010
Net change in unrealized appreciation/depreciation of
investments and foreign currencies		1,138,284
Net Realized and Unrealized Gain on Investments
and Foreign Currencies		2,447,294

Net Increase in Net Assets Resulting from Operations		$7,008,989

See accompanying notes

16

Statements of changes in net assets
Delaware Inflation Protected Bond Fund

	Year Ended
	7/31/08	7/31/07
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,561,695	$1,766,296
Net realized gain (loss) on investments and foreign currencies	1,309,010	(75,842)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	1,138,284	42,488
Net increase in net assets resulting from operations	7,008,989	1,732,942

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(552,967)	(170,869)
Class B	(54,884)	(36,094)
Class C	(183,171)	(55,320)
Institutional Class	(3,803,243)	(1,538,707)
	(4,594,265)	(1,800,990)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,762,799	981,469
Class B	1,999,077	80,041
Class C	8,510,644	360,850
Institutional Class	54,879,037	23,689,252

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	484,136	159,524
Class B	49,414	35,651
Class C	158,697	44,091
Institutional Class	3,803,243	1,538,418
	89,647,047	26,889,296

18

	Year Ended
	7/31/08	7/31/07
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(2,807,287)	$(3,054,593)
Class B	(477,773)	(1,027,804)
Class C	(509,920)	(923,519)
Institutional Class	(11,461,343)	(14,345,693)
	(15,256,323)	(19,351,609)
Increase in net assets derived from capital share transactions	74,390,724	7,537,687
Net Increase in Net Assets	76,805,448	7,469,639

Net Assets:
Beginning of year	44,431,244	36,961,605
End of year (including undistributed
net investment income of $236,731 and
$32,757, respectively)	$121,236,692	$44,431,244

See accompanying notes

19

Financial highlights
Delaware Inflation Protected Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

20

			12/1/04[1]
Year Ended			to
7/31/08	7/31/07	7/31/06	7/31/05
$9.520	$9.540	$9.920	$10.000

0.569	0.426	0.576	0.332
0.576	(0.040)	(0.408)	(0.075)
1.145	0.386	0.168	0.257

(0.505)	(0.406)	(0.531)	(0.337)
—	—	(0.017)	—
(0.505)	(0.406)	(0.548)	(0.337)

$10.160	$9.520	$9.540	$9.920

12.13%	4.13%	1.75%	2.55%

$19,624	$2,329	$4,276	$2,676
0.75%	0.76%	0.75%	0.61%

0.94%	1.10%	1.24%	3.51%
5.58%	4.46%	5.96%	4.95%

5.39%	4.12%	5.47%	2.05%
178%	553%	294%	360%

21

Financial highlights
Delaware Inflation Protected Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

22

			12/1/04[1]
Year Ended			to
7/31/08	7/31/07	7/31/06	7/31/05
$9.520	$9.540	$9.920	$10.000

0.491	0.354	0.503	0.313
0.574	(0.039)	(0.410)	(0.074)
1.065	0.315	0.093	0.239

(0.425)	(0.335)	(0.456)	(0.319)
—	—	(0.017)	—
(0.425)	(0.335)	(0.473)	(0.319)

$10.160	$9.520	$9.540	$9.920

11.25%	3.37%	0.97%	2.37%

$2,032	$463	$1,381	$544
1.50%	1.51%	1.50%	0.88%

1.69%	1.85%	1.99%	4.25%
4.83%	3.71%	5.21%	4.68%

4.64%	3.37%	4.72%	1.31%
178%	553%	294%	360%

23

Financial highlights
Delaware Inflation Protected Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

24

			12/1/04[1]
Year Ended			to
7/31/08	7/31/07	7/31/06	7/31/05
$9.520	$9.540	$9.920	$10.000

0.492	0.354	0.504	0.314
0.573	(0.039)	(0.411)	(0.075)
1.065	0.315	0.093	0.239

(0.425)	(0.335)	(0.456)	(0.319)
—	—	(0.017)	—
(0.425)	(0.335)	(0.473)	(0.319)

$10.160	$9.520	$9.540	$9.920

11.25%	3.37%	0.97%	2.37%

$9,169	$1,095	$1,622	$530
1.50%	1.51%	1.50%	0.87%

1.69%	1.85%	1.99%	4.25%
4.83%	3.71%	5.21%	4.69%

4.64%	3.37%	4.72%	1.31%
178%	553%	294%	360%

25

Financial highlights
Delaware Inflation Protected Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

26

			12/1/04[1]
Year Ended			to
7/31/08	7/31/07	7/31/06	7/31/05
$9.530	$9.540	$9.920	$10.000

0.594	0.450	0.600	0.339
0.567	(0.030)	(0.409)	(0.076)
1.161	0.420	0.191	0.263

(0.531)	(0.430)	(0.554)	(0.343)
—	—	(0.017)	—
(0.531)	(0.430)	(0.571)	(0.343)

$10.160	$9.530	$9.540	$9.920

12.30%	4.50%	1.99%	2.61%

$90,412	$40,544	$29,683	$2,052
0.50%	0.51%	0.50%	0.50%

0.69%	0.85%	0.99%	3.26%
5.83%	4.71%	6.21%	5.07%

5.64%	4.37%	5.72%	2.31%
178%	553%	294%	360%

27

Notes to financial statements
Delaware Inflation Protected Bond Fund	July 31, 2008

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

28

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective January 31, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports

29

Notes to financial statements
Delaware Inflation Protected Bond Fund

1. Significant Accounting Policies (continued)

certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.50% of average daily net assets of the Fund through November 30, 2008. For purposes of this waiver and reimbursement, non-routine expenses may

30

also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the year ended July 31, 2008, the Fund was charged $6,770 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution and service expenses.

At July 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$5,903
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	3,824
Distribution fees payable to DDLP	12,160
Other expenses payable to DMC and affiliates*	2,748

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2008, the Fund was charged $5,819 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2008, DDLP earned $14,114 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2008, DDLP received gross CDSC commissions of $1,820 and $264 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

31

Notes to financial statements
Delaware Inflation Protected Bond Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended July 31, 2008, the Fund made purchases of $2,581,425 and sales of $6,182,555 of investment securities other than U.S. government securities and short-term investments. For the year ended July 31, 2008, the Fund made purchases of $196,274,037 and sales of $126,991,480 of long-term U.S. government securities.

At July 31, 2008, the cost of investments for federal income tax purposes was $120,302,263. At July 31, 2008, the net unrealized appreciation was $464,997, of which $1,598,283 related to unrealized appreciation of investments and $1,133,286 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2008 and 2007 was as follows:

	Year Ended
	7/31/08	7/31/07
Ordinary income	$4,594,265	$1,800,990

5. Components of Net Assets on a Tax Basis

As of July 31, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$119,754,753
Undistributed ordinary income	922,587
Undistributed long-term capital gain	148,324
Other temporary differences	(53,114)
Unrealized appreciation on investments
and foreign currencies	464,142
Net assets	$121,236,692

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of written options contracts, mark-to-market of foreign currency contracts, tax deferral of losses on straddles and tax treatment of market discount and premium on debt instruments.

32

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2008, the Fund recorded the following reclassifications.

Undistributed net investment income	$ 236,544
Accumulated net realized gain (loss)	(236,544)

For federal income tax purposes, $190,499 of capital loss carryforwards from prior years was utilized in the year ended July 31, 2008.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	7/31/08	7/31/07
Shares sold:
Class A	1,915,059	102,159
Class B	192,916	8,335
Class C	822,225	37,634
Institutional Class	5,390,239	2,480,889

Shares issued upon reinvestment of dividends and distributions:
Class A	47,287	16,783
Class B	4,828	3,752
Class C	15,494	4,644
Institutional Class	372,380	161,976
	8,760,428	2,816,172

Shares repurchased:
Class A	(274,843)	(322,579)
Class B	(46,431)	(108,156)
Class C	(50,425)	(97,332)
Institutional Class	(1,119,727)	(1,497,600)
	(1,491,426)	(2,025,667)
Net increase	7,269,002	790,505

For the years ended July 31, 2008 and 2007, 17,868 Class B shares were converted to 17,866 Class A shares valued at $184,768 and 17,043 Class B shares were converted to 17,023 Class A shares valued at $163,007, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

33

Notes to financial statements
Delaware Inflation Protected Bond Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of July 31, 2008, or at any time during the year then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Financial Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

34

10. Written Options

During the year ended July 31, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the year ended July 31, 2008 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at July 31, 2007	—	$ —
Options written	868	558,522
Options terminated in closing purchase transactions	(693)	(459,055)
Options outstanding at July 31, 2008	175	$ 99,467

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

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Notes to financial statements
Delaware Inflation Protected Bond Fund

11. Swap Contracts (continued)

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the year ended July 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets. There were no swap contracts outstanding at July 31, 2008.

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12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of the securities on loan was $1,015,243, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

13. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges

37

Notes to financial statements
Delaware Inflation Protected Bond Fund

13. Credit and Market Risk (continued)

of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

The Fund may invest up to 10% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

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14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

15. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended July 31, 2008, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	—
(B) Ordinary Income Distributions (Tax Basis)	100%
Total Distributions (Tax Basis)	100%

(A) and (B) are based on a percentage of the Fund’s total distributions.

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Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group® Government Fund — Delaware Inflation Protected Bond Fund

We have audited the accompanying statement of net assets of Delaware Inflation Protected Bond Fund (one of the series constituting Delaware Group Government Fund) (the “Fund”) as of July 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period December 1, 2004 (commencement of operations) through July 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Inflation Protected Bond Fund series of Delaware Group Government Fund at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period December 1, 2004 (commencement of operations) through July 31, 2005, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
September 18, 2008

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Other Fund information
Delaware Inflation Protected Bond Fund

Board Consideration of Delaware Inflation Protected Bond Fund Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Inflation Protected Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate,

41

Other Fund information
Delaware Inflation Protected Bond Fund

Board Consideration of Delaware Inflation Protected Bond Fund Advisory Agreement (continued)

Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments® Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one- and three-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional TIPS funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the first quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal

42

year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes

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Other Fund information
Delaware Inflation Protected Bond Fund

Board Consideration of Delaware Inflation Protected Bond Fund Advisory Agreement (continued)

breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract did not fall within the standard structure. Management explained that, due to the Fund’s strategic positioning as a risk-averse product, Management believes that the Fund’s pricing structure should be more in line with those of Delaware’s money market products. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

Fund management

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Senior Portfolio Manager
Roger A. Early is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He rejoined Delaware Investments in March 2007. During his previous tenure at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. Early most recently worked at Chartwell Investment Partners, where he served as a senior portfolio manager in fixed income from 2003 to 2007. He also worked at Turner Investments from 2002 to 2003, where he served as chief investment officer for fixed income, and Rittenhouse Financial from 2001 to 2002. He started his career in Pittsburgh, leaving to join Delaware Investments in 1994 after 10 years at Federated Investors. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh, and he is a member of the CFA Society of Philadelphia.

Paul Grillo, CFA
Senior Vice President, Senior Portfolio Manager
Paul Grillo is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He joined Delaware Investments in 1992, and also serves as a mortgage-backed and asset-backed securities analyst. Previously, he served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

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Subsequent Event

At a meeting held on August 20-21, 2008, the Board of Trustees of Delaware Group® Government Fund unanimously voted to approve changes to the Fund’s 80% investment policy to include investments in forwards and derivative instruments, such as options, futures contracts and swap agreements and its related investment strategies and policies. When the change becomes effective, the Fund’s 80% policy will read as follows: “Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, and corporations, which may include investments such as options, forwards, futures contracts, or swap agreements.” In addition, the Fund will have the ability to invest its assets in derivative instruments that, when combined with non-inflation indexed bonds, have economic characteristics that are similar to inflation protected bonds, subject to liquidity restrictions.

The revised investment authority will be effective on or about October 28, 2008.

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Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

46

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	84	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	84	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of Investment
(January 1984–March 2004)		Committee
The Haverford School
(2002–Present)

Chairman of
Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

48

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Investment Committee
Member
Pennsylvania Horticultural
Society
(February 2006–Present)

President	84	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
Director
Executive Vice President		Allied Barton
University of Pennsylvania		Security Holdings
(April 1995–June 2002)

Founder and	84	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	84	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	84	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	84	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

50

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Chair of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	84	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	84	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director and Audit
Founder		Committee Member
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	84	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	84	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	84	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	84	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

53

About the organization

This annual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Inflation Protected Bond Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

54

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

55

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,600 for the fiscal year ended July 31, 2008.
____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $23,600 for the fiscal year ended July 31, 2007.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended July 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended July 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $6,700 for the fiscal year ended July 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,700 for the fiscal year ended July 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2007.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2008.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2007.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $258,702 and $260,062 for the registrant’s fiscal years ended July 31, 2008 and July 31, 2007, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® GOVERNMENT FUND

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: October 3, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: October 3, 2008

RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: October 3, 2008